UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA EMERGING MARKETS FUND
FEBRUARY 28, 2014

                                                                      (Form N-Q)

48477-0414                                   (C)2014, USAA. All rights reserved.

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PORTFOLIO OF INVESTMENTS

USAA EMERGING MARKETS FUND
February 28, 2014 (unaudited)

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (95.3%)

             COMMON STOCKS (91.4%)

             CONSUMER DISCRETIONARY (13.8%)
             ------------------------------
             ADVERTISING (0.2%)
   100,020   Cheil Worldwide, Inc.*                                                      $    2,291
                                                                                         ----------
             APPAREL RETAIL (0.4%)
   134,593   Mr. Price Group Ltd.                                                             1,867
   484,462   Truworths International Ltd.                                                     3,091
                                                                                         ----------
                                                                                              4,958
                                                                                         ----------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.5%)
21,060,000   Bosideng International Holdings Ltd.                                             3,772
    28,428   Fila Korea Ltd.                                                                  2,304
                                                                                         ----------
                                                                                              6,076
                                                                                         ----------
             AUTO PARTS & EQUIPMENT (2.8%)
    65,070   Halla Visteon Climate Control                                                    2,423
 1,766,000   Hota Industrial Manufacturing Co. Ltd.(a)                                        3,298
    72,862   Hyundai Mobis Co. Ltd.                                                          21,398
 1,078,000   Minth Group Ltd.                                                                 2,150
   707,215   Motherson Sumi Systems Ltd.                                                      2,643
                                                                                         ----------
                                                                                             31,912
                                                                                         ----------
             AUTOMOBILE MANUFACTURERS (1.2%)
    62,840   KIA Motors Corp.                                                                 3,261
   299,900   Tata Motors Ltd. ADR                                                            10,461
                                                                                         ----------
                                                                                             13,722
                                                                                         ----------
             CASINOS & GAMING (2.2%)
 1,913,200   Genting Malaysia Berhad                                                          2,540
 1,095,500   Sands China Ltd.                                                                 9,168
 2,775,600   Wynn Macau Ltd.                                                                 13,341
                                                                                         ----------
                                                                                             25,049
                                                                                         ----------
             CATALOG RETAIL (0.2%)
    13,256   Hyundai Home Shopping Network Corp.                                              2,086
                                                                                         ----------
             DEPARTMENT STORES (0.6%)
 2,314,800   PT Matahari Department Store Tbk*                                                2,792
 1,100,600   Robinson Department Store PCL(a)                                                 1,602
 1,557,960   Robinsons Retail Holdings, Inc.                                                  2,333
                                                                                         ----------
                                                                                              6,727
                                                                                         ----------
             EDUCATION SERVICES (1.5%)
 1,639,200   Estacio Participacoes S.A.                                                      15,450
 2,000,500   Prestariang Berhad                                                               2,015
                                                                                         ----------
                                                                                             17,465
                                                                                         ----------

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1  | USAA Emerging Markets Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             FOOTWEAR (0.3%)
   104,100   Arezzo Industria e Comercio S.A.                                            $    1,227
   595,500   Yue Yuen Industrial Holdings Ltd.                                                1,815
                                                                                         ----------
                                                                                              3,042
                                                                                         ----------
             HOME FURNISHINGS (0.4%)
    70,095   Hanssem Co. Ltd.                                                                 4,255
                                                                                         ----------
             HOME IMPROVEMENT RETAIL (0.5%)
  576,600    Via Varejo S.A.                                                                  5,791
                                                                                         ----------
             HOMEBUILDING (0.8%)
 1,543,800   Cyrela Brazil Realty S.A. Empreendimentos e Participacoes                        8,599
 2,071,586   Desarrolladora Homex S.A. de C.V.,
               acquired 9/26/2007 - 5/21/2013; cost $3,078*(a),(b)                              521
 6,312,677   URBI, Desarrollos Urbanos, S.A. de C.V.,
               acquired 2/10/2010 - 3/25/2013; cost $2,879*(a),(b)                              425
   371,300   Viver Incorporadora e Construtora S.A.*                                             28
                                                                                         ----------
                                                                                              9,573
                                                                                         ----------
             HOUSEHOLD APPLIANCES (1.2%)
    34,861   Coway Co. Ltd.                                                                   2,230
   743,000   Haier Electronics Group Co. Ltd.                                                 2,202
 3,494,000   Techtronic Industries Co.                                                        9,275
                                                                                         ----------
                                                                                             13,707
                                                                                         ----------
             MOVIES & ENTERTAINMENT (0.2%)
   235,013   PVR Ltd.                                                                         2,021
                                                                                         ----------
             RESTAURANTS (0.2%)
   725,100   Alsea S.A.B. de C.V.                                                             2,247
                                                                                         ----------
             SPECIALTY STORES (0.2%)
   535,000   Luk Fook Holdings International Ltd.                                             1,827
 1,152,000   Sa Sa International Holdings Ltd.                                                1,076
                                                                                         ----------
                                                                                              2,903
                                                                                         ----------
             TEXTILES (0.4%)
   687,000   Toung Loong Textile Manufacturing Co. Ltd.(a)                                    2,472
 3,006,500   Weiqiao Textile Co. Ltd. "H"                                                     1,619
                                                                                         ----------
                                                                                              4,091
                                                                                         ----------
             Total Consumer Discretionary                                                   157,916
                                                                                         ----------

             CONSUMER STAPLES (5.8%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
   270,265   Kaveri Seed Co. Ltd.                                                             2,394
                                                                                         ----------
             BREWERS (0.6%)
   913,800   Ambev S.A. ADR                                                                   6,579
                                                                                         ----------
             HOUSEHOLD PRODUCTS (0.3%)
 1,507,800   Kimberly-Clark de Mexico S.A. de C.V. "A"                                        3,650
                                                                                         ----------
             PACKAGED FOODS & MEAT (1.9%)
   252,590   Adecoagro S.A.*                                                                  1,980
   232,000   Biostime International Holdings Ltd.                                             2,069
     1,527   Lotte Confectionery Co. Ltd.*                                                    2,578
 2,344,836   Marfrig Global Foods S.A.*                                                       4,100
 1,124,800   Thai Union Frozen Products PCL(a)                                                2,344
   294,570   Tiger Brands Ltd.                                                                6,687
   350,493   Ulker Biskuvi Sanayi A.S.                                                        1,943
                                                                                         ----------
                                                                                             21,701
                                                                                         ----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             PERSONAL PRODUCTS (1.1%)
 2,203,200   Karex Berhad*                                                               $    2,925
   310,600   Natura Cosmeticos S.A.                                                           4,571
   200,338   Oriflame Cosmetics S.A. Swedish Depository Receipts                              5,090
                                                                                         ----------
                                                                                             12,586
                                                                                         ----------
             SOFT DRINKS (0.2%)
     1,152   Lotte Chilsung Beverage Co. Ltd.*                                                1,640
                                                                                         ----------
             TOBACCO (1.5%)
   121,960   Eastern Tobacco                                                                  2,926
   113,454   KT&G Corp.                                                                       8,311
   716,900   Souza Cruz S.A.                                                                  6,219
                                                                                         ----------
                                                                                             17,456
                                                                                         ----------
             Total Consumer Staples                                                          66,006
                                                                                         ----------
             ENERGY (10.1%)
             --------------
             COAL & CONSUMABLE FUELS (0.6%)
   546,265   Exxaro Resources Ltd.                                                            7,255
                                                                                         ----------
             INTEGRATED OIL & GAS (3.4%)
 1,234,088   Gazprom OAO ADR                                                                  9,502
   581,450   Gazprom OAO ADR                                                                  4,425
   210,570   Lukoil OAO ADR                                                                  11,455
   487,700   YPF S.A. ADR                                                                    13,124
                                                                                         ----------
                                                                                             38,506
                                                                                         ----------
             OIL & GAS DRILLING (0.9%)
 1,290,000   China Oilfield Services Ltd. "H"                                                 3,491
   243,315   Eurasia Drilling Co. Ltd. GDR                                                    7,239
                                                                                         ----------
                                                                                             10,730
                                                                                         ----------
             OIL & GAS EQUIPMENT & SERVICES (0.9%)
 2,826,000   Anton Oilfield Services Group                                                    1,959
 2,077,700   Dayang Enterprise Holdings Berhad                                                2,207
   580,617   TMK OAO GDR                                                                      5,963
                                                                                         ----------
                                                                                             10,129
                                                                                         ----------
             OIL & GAS EXPLORATION & PRODUCTION (3.8%)
 5,234,000   CNOOC Ltd.                                                                       8,579
   123,785   NovaTek OAO GDR                                                                 15,671
 1,405,440   Pacific Rubiales Energy Corp.                                                   19,356
                                                                                         ----------
                                                                                             43,606
                                                                                         ----------
             OIL & GAS REFINING & MARKETING (0.5%)
 2,640,000   NewOcean Energy Holdings Ltd.                                                    2,473
   127,450   Reliance Industries Ltd. GDR(c)                                                  3,291
                                                                                         ----------
                                                                                              5,764
                                                                                         ----------
             Total Energy                                                                   115,990
                                                                                         ----------
             FINANCIALS (23.5%)
             ------------------
             DIVERSIFIED BANKS (20.0%)
28,060,000   Agricultural Bank of China Ltd. "H"                                             11,896
   556,116   Axis Bank Ltd. GDR                                                              11,406
   150,330   Banco Bradesco S.A.                                                              1,869
   536,680   Banco Bradesco S.A. ADR                                                          6,306
 1,629,600   Banco do Brasil S.A.                                                            14,386
   138,070   Banco Latinoamericano de Exportaciones S.A. "E"                                  3,519
   764,414   Banco Santander Brasil S.A. ADR                                                  3,791
   129,900   Bancolombia S.A. ADR                                                             6,560
 1,437,200   BIMB Holdings Berhad                                                             1,755
21,293,000   China Construction Bank Corp. "H"                                               14,652
 2,526,804   Commercial Bank of Ceylon plc                                                    2,223

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3  | USAA Emerging Markets Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
 1,781,759   Commercial International Bank GDR                                           $    8,631
    44,500   Credicorp Ltd.                                                                   5,781
 3,251,800   East West Banking Corp.*                                                         2,062
    95,550   Erste Group Bank AG                                                              3,391
 1,149,800   Grupo Financiero Banorte S.A. "O"                                                7,444
    82,490   Hana Financial Group, Inc.                                                       3,222
   367,600   ICICI Bank Ltd. ADR                                                             13,116
    85,500   KB Financial Group, Inc.                                                         3,196
   487,836   OTP Bank plc                                                                     8,666
18,526,000   PT Bank Mandiri (Persero) Tbk                                                   14,522
25,555,800   PT Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk                             2,234
14,427,500   PT Bank Rakyat Indonesia (Persero) Tbk                                          11,527
 8,866,956   Sberbank of Russia(a)                                                           22,449
   255,990   Sberbank of Russia ADR                                                           2,603
   348,890   Shinhan Financial Group Co. Ltd.                                                14,528
 1,333,662   Standard Bank Group Ltd.                                                        15,260
 1,000,150   Turkiye Garanti Bankasi A.S.                                                     2,742
 3,699,831   Turkiye Is Bankasi "C"                                                           6,846
 1,896,700   Turkiye Vakiflar Bankasi T.A.O. "D"                                              2,832
                                                                                         ----------
                                                                                            229,415
                                                                                         ----------
             LIFE & HEALTH INSURANCE (1.9%)
 1,204,350   Hanwha Life Insurance Co. Ltd.                                                   7,717
 1,765,000   Ping An Insurance (Group) Co. of China Ltd. "H"                                 14,339
                                                                                         ----------
                                                                                             22,056
                                                                                         ----------
             MULTI-SECTOR HOLDINGS (0.5%)
 5,298,000   First Pacific Co. Ltd.                                                           5,243
                                                                                         ----------
             REGIONAL BANKS (0.2%)
   149,898   TCS Group Holding plc GDR                                                        1,683
                                                                                         ----------
             REITs - DIVERSIFIED (0.5%)
   592,100   Fibra Uno Administracion S.A.                                                    1,866
 2,199,462   Macquarie Mexico Real Estate Management S.A de C.V.                              3,815
                                                                                         ----------
                                                                                              5,681
                                                                                         ----------
             REITs - RESIDENTIAL (0.4%)
 4,914,106   Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.                                   5,003
                                                                                         ----------
             Total Financials                                                               269,081
                                                                                         ----------
             HEALTH CARE (3.2%)
             ------------------
             BIOTECHNOLOGY (0.2%)
    13,702   Medy-Tox, Inc.                                                                   2,033
                                                                                         ----------
             HEALTH CARE DISTRIBUTORS (0.1%)
 1,283,700   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                                        1,115
                                                                                         ----------
             HEALTH CARE EQUIPMENT (0.2%)
    56,373   I-Sens, Inc.                                                                     2,543
                                                                                         ----------
             HEALTH CARE FACILITIES (0.4%)
 6,799,100   Chularat Hospital PCL NVDR                                                       2,126
   302,524   NMC Health plc                                                                   2,356
                                                                                         ----------
                                                                                              4,482
                                                                                         ----------
             HEALTH CARE SUPPLIES (0.7%)
   124,000   Ginko International Co. Ltd.(a)                                                  2,422
   129,090   INTEROJO Co. Ltd.                                                                2,823
    90,730   Suheung Capsule Co. Ltd.                                                         2,890
                                                                                         ----------
                                                                                              8,135
                                                                                         ----------
             LIFE SCIENCES TOOLS & SERVICES (0.2%)
   112,412   Divi's Laboratories Ltd.                                                         2,578
                                                                                         ----------

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             PHARMACEUTICALS (1.4%)
 5,429,400   Genomma Lab Internacional S.A. "B"*                                         $   12,762
   149,600   Haw Par Corp. Ltd.                                                               1,003
   251,083   Torrent Pharmaceuticals Ltd.                                                     2,235
                                                                                         ----------
                                                                                             16,000
                                                                                         ----------
             Total Health Care                                                               36,886
                                                                                         ----------
             INDUSTRIALS (9.9%)
             ------------------
             AEROSPACE & DEFENSE (1.0%)
 1,325,197   Aselsan Elektronik Sanayi Ve Ticaret A.S.                                        4,797
   177,920   Embraer S.A. ADR                                                                 6,387
                                                                                         ----------
                                                                                             11,184
                                                                                         ----------
             BUILDING PRODUCTS (0.8%)
     5,001   KCC Corp.                                                                        2,417
    14,706   LG Hausys Ltd.                                                                   2,363
26,624,900   PT Arwana Citramulia Tbk                                                         1,950
 1,096,000   Sunspring Metal Corp.(a)                                                         3,118
                                                                                         ----------
                                                                                              9,848
                                                                                         ----------
             COMMERCIAL PRINTING (0.1%)
   124,500   Valid Solucoes e Servicos de Seguranca em
               Meios de Pagamento e Identificacao S.A.                                        1,567
                                                                                         ----------
             CONSTRUCTION & ENGINEERING (2.8%)
 7,973,000   China State Construction International Holdings Ltd.                            13,603
 2,327,800   Dialog Group Berhad                                                              2,408
 9,331,700   EEI Corp.                                                                        2,300
 2,026,500   Louis XIII Holdings Ltd.*                                                        2,298
   143,649   OCI N.V.                                                                         7,027
   173,043   Wilson Bayly Holmes-Ovcon Ltd.                                                   2,121
 3,383,000   Yoma Strategic Holdings Ltd.                                                     1,881
                                                                                         ----------
                                                                                             31,638
                                                                                         ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
    64,700   China Yuchai International Ltd.                                                  1,389
 3,858,900   PT United Tractors Tbk                                                           6,307
 6,753,200   Zoomlion Heavy Industry Science and Technology Co. Ltd. "H"                      5,047
                                                                                         ----------
                                                                                             12,743
                                                                                         ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
 2,398,000   Teco Electric & Machinery Co. Ltd.(a)                                            2,752
 1,417,000   Zhuzhou CSR Times Electric Co. Ltd. "H"                                          4,501
                                                                                         ----------
                                                                                              7,253
                                                                                         ----------
             HIGHWAYS & RAILTRACKS (0.2%)
 4,994,000   PT Jasa Marga (Persero) Tbk                                                      2,312
                                                                                         ----------
             INDUSTRIAL CONGLOMERATES (0.9%)
   584,900   Koc Holding A.S. ADR                                                            10,692
                                                                                         ----------
             INDUSTRIAL MACHINERY (0.4%)
   242,000   King Slide Works Co. Ltd.(a)                                                     2,809
   446,000   Yungtay Engineering Co. Ltd.(a)                                                  1,265
                                                                                         ----------
                                                                                              4,074
                                                                                         ----------
             RAILROADS (0.9%)
   820,478   Globaltrans Investment plc GDR                                                  10,658
                                                                                         ----------
             TRADING COMPANIES & DISTRIBUTORS (0.2%)
   199,408   Barloworld Ltd.                                                                  1,992
                                                                                         ----------
             TRUCKING (0.9%)
   614,000   Localiza Rent a Car S.A.                                                         8,159

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5  | USAA Emerging Markets Fund

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
15,729,500   PT Express Transindo Utama Tbk*                                             $    2,114
                                                                                         ----------
                                                                                             10,273
                                                                                         ----------
             Total Industrials                                                              114,234
                                                                                         ----------
             INFORMATION TECHNOLOGY (14.3%)
             ------------------------------
             APPLICATION SOFTWARE (0.2%)
   104,100   Linx S.A.                                                                        1,865
                                                                                         ----------
             COMPUTER HARDWARE (0.2%)
 3,914,000   Compal Electronics, Inc.(a)                                                      2,653
                                                                                         ----------
             COMPUTER STORAGE & PERIPHERALS (0.5%)
   756,000   Catcher Technology Co. Ltd.(a)                                                   5,481
                                                                                         ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.2%)
   411,280   Cielo S.A. ADR                                                                  11,314
 2,697,800   My E.G. Services Berhad                                                          2,396
                                                                                         ----------
                                                                                             13,710
                                                                                         ----------
             ELECTRONIC COMPONENTS (1.1%)
 1,102,500   AAC Technologies Holdings, Inc.                                                  5,015
   650,000   Flexium Interconnect, Inc.(a)                                                    1,958
 2,695,000   Sunny Optical Technology Group Co. Ltd.                                          2,570
23,610,000   Tongda Group Holdings Ltd.                                                       2,981
                                                                                         ----------
                                                                                             12,524
                                                                                         ----------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
   985,000   Chroma Ate, Inc.(a)                                                              2,366
 5,187,000   PAX Global Technology Ltd.*                                                      2,379
                                                                                         ----------
                                                                                              4,745
                                                                                         ----------
             ELECTRONIC MANUFACTURING SERVICES (0.9%)
   199,251   Flextronics International Ltd.*                                                  1,783
 1,487,096   Hon Hai Precision Industry Co. Ltd. GDR "S"                                      8,328
                                                                                         ----------
                                                                                             10,111
                                                                                         ----------
             INTERNET SOFTWARE & SERVICES (3.5%)
   157,959   Baidu, Inc. ADR*                                                                27,000
    89,363   Just Dial Ltd.                                                                   2,079
   299,220   Yandex N.V. "A"*                                                                11,221
                                                                                         ----------
                                                                                             40,300
                                                                                         ----------
             IT CONSULTING & OTHER SERVICES (0.3%)
 3,341,100   Datasonic Group Berhad                                                           3,671
                                                                                         ----------
             SEMICONDUCTOR EQUIPMENT (0.2%)
   121,299   Eugene Technology Co. Ltd.                                                       2,165
                                                                                         ----------
             SEMICONDUCTORS (5.8%)
   838,000   Media Tek, Inc.(a)                                                              12,295
   632,000   Radiant Opto-Electronics Corp.(a)                                                2,563
    26,471   Samsung Electronics Co. Ltd.                                                    33,451
   898,500   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                 16,236
 1,264,000   Youngtek Electronics Corp.(a)                                                    2,698
                                                                                         ----------
                                                                                             67,243
                                                                                         ----------
             Total Information Technology                                                   164,468
                                                                                         ----------
             MATERIALS (3.5%)
             ----------------
             COMMODITY CHEMICALS (0.2%)
    60,690   Saudi Basic Ind HSBC(a),(d)                                                      1,853
                                                                                         ----------
             CONSTRUCTION MATERIALS (0.9%)
   368,175   Akcansa Cimento A.S.                                                             1,791
   969,000   Anhui Conch Cement Co. Ltd. "H"                                                  3,533

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
   360,315   Cemex S.A. de C.V. ADR*                                                     $    4,713
                                                                                         ----------
                                                                                             10,037
                                                                                         ----------
             DIVERSIFIED CHEMICALS (0.0%)
    47,980   PI Industries Ltd.                                                                 197
                                                                                         ----------
             DIVERSIFIED METALS & MINING (0.6%)
    96,645   African Rainbow Minerals Ltd.                                                    1,966
 1,481,700   Grupo Mexico S.A.B. de C.V. "B"                                                  4,536
                                                                                         ----------
                                                                                              6,502
                                                                                         ----------
             FOREST PRODUCTS (0.1%)
   305,780   Duratex S.A.                                                                     1,418
                                                                                         ----------
             INDUSTRIAL GASES (0.4%)
 5,121,300   Yingde Gases Group Co.                                                           4,547
                                                                                         ----------
             METAL & GLASS CONTAINERS (0.2%)
 3,030,000   CPMC Holdings Ltd.                                                               2,518
                                                                                         ----------
             STEEL (1.1%)
 1,672,277   Eregli Demir ve Celik Fabrikalari TAS                                            1,831
    20,454   POSCO                                                                            5,442
    90,240   Ternium S.A. ADR                                                                 2,673
 2,640,000   Ton Yi Industrial Corp.(a)                                                       2,735
                                                                                         ----------
                                                                                             12,681
                                                                                         ----------
             Total Materials                                                                 39,753
                                                                                         ----------
             TELECOMMUNICATION SERVICES (6.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.5%)
 1,398,620   Magyar Telekom Telecommunications plc                                            2,086
   250,800   PT Telekomunikasi Indonesia (Persero) Tbk ADR                                    9,839
 4,912,370   PT XL Axiata Tbk                                                                 1,968
   235,530   Telefonica Czech Republic A.S.                                                   3,580
                                                                                         ----------
                                                                                             17,473
                                                                                         ----------
             WIRELESS TELECOMMUNICATION SERVICES (4.8%)
   187,340   America Movil S.A.B. de C.V. ADR "L"                                             3,629
   555,600   China Mobile Ltd.                                                                5,280
   190,370   China Mobile Ltd. ADR                                                            9,052
   103,139   MegaFon OAO GDR(a),(c)                                                           2,991
   199,616   MegaFon OAO GDR(a),(c)                                                           5,789
   683,000   Mobile TeleSystems ADR                                                          11,761
   102,980   Philippine Long Distance Telephone Co. ADR                                       6,200
   131,610   TIM Participacoes S.A. ADR                                                       3,256
   557,900   Turkcell Iletisim Hizmetleri A.S. ADR*                                           7,286
                                                                                         ----------
                                                                                             55,244
                                                                                         ----------
             Total Telecommunication Services                                                72,717
                                                                                         ----------

             UTILITIES (1.0%)
             ----------------
             ELECTRIC UTILITIES (0.8%)
   604,160   Centrais Eletricas Brasileiras S.A. Eletrobras ADR                               1,317
   184,400   Companhia Paranaense de Energia ADR                                              1,986
   217,960   Reliance Infrastructure Ltd. GDR                                                 3,828
 1,055,420   RusHydro Management Co. ADR                                                      1,636
                                                                                         ----------
                                                                                              8,767
                                                                                         ----------
             GAS UTILITIES (0.2%)
   743,688   Aygaz A.S.                                                                       2,658
                                                                                         ----------
             Total Utilities                                                                 11,425
                                                                                         ----------
             Total Common Stocks (cost: $1,028,789)                                       1,048,476
                                                                                         ----------

================================================================================

7  | USAA Emerging Markets Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                       MARKET
$(000)/                                                                                       VALUE
SHARES(e)    SECURITY                                                                         (000)
---------------------------------------------------------------------------------------------------
             PREFERRED STOCKS (3.6%)

             CONSUMER DISCRETIONARY (0.4%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.4%)
    34,620   Hyundai Motor Co. Ltd.                                                      $    4,475
                                                                                         ----------
             Total Consumer Discretionary                                                     4,475
                                                                                         ----------
             ENERGY (1.3%)
             -------------
             INTEGRATED OIL & GAS (1.3%)
 1,036,880   Petroleo Brasileiro S.A. ADR                                                    12,090
 3,726,000   Surgutneftegas(a)                                                                2,786
                                                                                         ----------
                                                                                             14,876
                                                                                         ----------
             Total Energy                                                                    14,876
                                                                                         ----------
             INDUSTRIALS (1.0%)
             ------------------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.0%)
 5,450,100   Marcopolo S.A.                                                                  10,762
                                                                                         ----------
             Total Industrials                                                               10,762
                                                                                         ----------
             MATERIALS (0.6%)
             ----------------
             STEEL (0.6%)
   533,515   Vale S.A. ADR                                                                    6,664
                                                                                         ----------
             Total Materials                                                                  6,664
                                                                                         ----------
             TELECOMMUNICATION SERVICES (0.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
   201,420   Telefonica Brasil S.A. ADR                                                       3,756
                                                                                         ----------
             Total Telecommunication Services                                                 3,756
                                                                                         ----------
             Total Preferred Stocks (cost: $51,656)                                          40,533
                                                                                         ----------
             WARRANTS (0.3%)

             TELECOMMUNICATION SERVICES (0.3%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   149,230   Etihad Etisalat HSBC(a),(d)                                                      3,661
                                                                                         ----------
             Total Telecommunication Services                                                 3,661
                                                                                         ----------
             Total Warrants (cost: $2,725)                                                    3,661
                                                                                         ----------
             Total Equity Securities (cost: $1,083,170)                                   1,092,670
                                                                                         ----------
             CONVERTIBLE SECURITIES (0.0%)

             CONSUMER DISCRETIONARY (0.0%)
             -----------------------------
$BRL 1,548   Viver Incorporadora e Construtora S.A., 5.37% due 8/06/2016(a)                     475
                                                                                         ----------
             Total Consumer Discretionary                                                       475
                                                                                         ----------
             Total Convertible Securities (cost: $699)                                          475
                                                                                         ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

NUMBER
OF SHARES    SECURITY                                                                  MARKET VALUE
---------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (4.3%)

             MONEY MARKET FUNDS (4.3%)
49,029,723   State Street Institutional Liquid Reserve Fund, 0.07%(f)                    $   49,030
                                                                                         ----------
             Total Money Market Instruments (cost: $49,030)                                  49,030
                                                                                         ----------

             TOTAL INVESTMENTS (COST: $1,132,899)                                        $1,142,175
                                                                                         ==========

($ in 000s)                                                 VALUATION HIERARCHY
                                                            -------------------
                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                               $     959,617     $    88,859     $          --    $1,048,476
  Preferred Stocks                                   37,747           2,786                --        40,533
  Warrants                                               --           3,661                --         3,661
Bonds:
  Convertible Securities                                 --             475                --           475
Money Market Instruments:
  Money Market Funds                                 49,030              --                --        49,030
-----------------------------------------------------------------------------------------------------------
Total                                         $   1,046,394     $    95,781     $          --    $1,142,175
-----------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                     CONVERTIBLE SECURITIES
-----------------------------------------------------------------------------------------------------------
Balance as of May 31, 2013                                                                               $-
Purchases                                                                                               699
Sales                                                                                                     -
Transfers into Level 3                                                                                    -
Transfers out of Level 3                                                                               (475)
Net realized gain (loss) on investments                                                                   -
Change in net unrealized appreciation/depreciation on investments                                      (224)
-----------------------------------------------------------------------------------------------------------
Balance as of February 28, 2014                                                                          $-
-----------------------------------------------------------------------------------------------------------

For the period of June 1, 2013, through February 28, 2014, common stocks with a fair value of $2,843,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, the securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Common stocks with a fair value of $413,131,000 and a preferred stock with a fair value of $5,294,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the reporting period, the securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

9  | USAA Emerging Markets Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

10  | USAA Emerging Markets Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Securities, including exchange-traded funds (ETFs), exchange-traded notes
(ETNs), and equity- linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

================================================================================

11  | USAA Emerging Markets Fund

================================================================================

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include bonds, certain equity securities traded on foreign exchanges, whose fair values at the beginning of the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities market. Level 2 securities also include certain common stocks and warrants valued using market inputs and other factors deemed by the Manager to appropriately reflect fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. As of February 28, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2014, were $122,345,000 and $113,069,000, respectively, resulting in net unrealized appreciation of $9,276,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,147,142,000 at February 28, 2014, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
        U.S. dollars.
BRL     Brazilian Real
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.
REIT    Real estate investment trust

SPECIFIC NOTES

(a) Security was fair valued at February 28, 2014, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $95,781,000, which represented 8.3% of net assets of the Fund.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 28, 2014, was $946,000, which represented 0.1% of the Fund's net assets.
(c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d)     Represents the underlying security of a participatory note with HSBC
        Bank Plc.
(e)     In U.S. dollars unless otherwise noted.
(f) Rate represents the money market fund annualized seven-day yield at November 30, 2013.
*       Non-income-producing security.

================================================================================

13  | USAA Emerging Markets Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                             SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     04/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     04/28/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     04/24/2014
         ------------------------------